DEBT - Schedule of contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Contractual maturities
2022	¥ 6,232
2023	111
2024	3,314
2025	71
2026	23
Thereafter	76
Total	¥ 9,827